Dreyfus
New York Tax Exempt
Bond Fund, Inc.

SEMIANNUAL REPORT
November 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            15   Statement of Assets and Liabilities

                            16   Statement of Operations

                            17   Statement of Changes in Net Assets

                            18   Financial Highlights

                            19   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                    Dreyfus New York Tax Exempt Bond Fund, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the six-month period from June 1, 2000 through November 30, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Samuel Weinstock.

Municipal bond prices rose modestly over the six-month reporting period. Positive supply-and-demand influences helped support a municipal bond market rally, and most sectors of the municipal bond market benefited from slowing economic growth. In addition to the moderating effects of the Federal Reserve Board' s interest-rate hikes during 1999 and the first half of 2000, the U.S. economy has slowed in response to higher energy prices and a weak euro.

In general, the overall investment environment that prevailed in the second half of the 1990s provided returns well above their historical averages, establishing unrealistic expectations for some investors. We believe that as the risks of the stock market have become more apparent recently, the relative stability and income potential of municipal bonds can make them an attractive investment as part of a well-balanced portfolio.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a Dreyfus customer service representative, call us at 1-800-782-6620.

Thank you for investing in Dreyfus New York Tax Exempt Bond Fund, Inc.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
December 15, 2000




DISCUSSION OF FUND PERFORMANCE

Samuel Weinstock, Portfolio Manager

How did Dreyfus New York Tax Exempt Bond Fund, Inc. perform during the period?

For the six-month reporting period ended November 30, 2000, Dreyfus New York Tax Exempt Bond Fund, Inc. achieved a 6.73% total return.(1) In comparison, the fund' s peer group, as measured by the Lipper New York Municipal Debt Funds category average, achieved a 7.00% total return for the same period.(2)

We attribute our good absolute performance to a relatively strong investment environment. The market rally was driven primarily by signs of an economic slowdown and positive supply-and-demand factors, in which a rising number of investors have competed for a limited supply of securities. Our lagging relative performance was largely the result of our relatively short average duration -- a measure of sensitivity to changing interest rates -- which caused us to give up some yield when interest rates declined.

What is the fund's investment approach?

The fund' s objective is to seek as high a level of federal and New York state and New York city tax-exempt income as is consistent with the preservation of capital. We also seek a competitive total return, which includes both income and changes in share price.

To achieve these objectives, we employ four primary strategies. First, we strive to identify the maturity range that we believe will provide the most favorable returns over the next year or two. Second, we evaluate issuers' credit quality to find bonds that we believe provide high yields at an attractive price. Third, we look for bonds with attractively high interest payments, even if they sell at a premium to face value. Fourth, we assess individual bonds' early redemption features, focusing on those that cannot be redeemed soon by their issuers. Typically, the bonds we select for the portfolio will have several of these qualities.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

We also use computer models to evaluate the performance of the bonds under various market scenarios, including a 25-percentage point rise in interest rates and a 50-percentage point decline. When we find securities that we believe will potentially provide participation when the market rises and some protection against declines, we tend to hold them for the long term. We also try to ensure that we select bonds that are most likely to obtain attractive prices if and when we decide to sell them in the secondary market.

What other factors influenced the fund's performance?

Favorable economic and market conditions positively influenced the fund over the past six months. When the reporting period began, the U.S. economy was growing strongly, raising concerns that long-dormant inflationary pressures might reemerge. The Federal Reserve Board (the "Fed") had already raised short-term interest rates several times in 1999 and early 2000, with the latest and largest rate hike coming in May, just before the reporting period began. However, tax-exempt yields declined modestly during the reporting period when the Fed did not change interest rates at its meetings in June, August, October and November. The Fed held monetary policy steady because of signs that its previous rate hikes were having the desired effect of slowing the economy. This slowdown may suggest that the Fed's rate hikes are near their end.

In addition, New York and many of its municipalities enjoyed higher tax revenues over the past six months, resulting in a modestly reduced supply of securities compared to the same period one year earlier. At the same time that the supply of new bonds was falling, demand was strong from individuals seeking to protect newly created wealth from heightened volatility in the stock market.

In this environment, we sold some of our income-oriented bonds into a secondary market characterized by very strong demand from individual investors. We redeployed the proceeds of those sales primarily into bonds that we believe are
more    likely    to    provide    attractive    total

returns, including intermediate-term bonds with no provisions for early redemption by their issuers. Although these changes effectively extended the fund' s average duration, it remains relatively short when compared to the average for New York tax-exempt bond funds.

What is the fund's current strategy?

We have generally maintained the same strategy that we employed through much of the reporting period. We have also intensified our focus on high quality securities, avoiding less well-known issuers.

We intend to carefully monitor the current economic slowdown. We are doing this not to forecast interest-rate trends, but to identify factors that may affect our holdings' credit quality. At the same time, we intend to focus on risk management through broad diversification and by maintaining a balance between income-oriented and total return-oriented bonds.

December 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE. PERFORMANCE FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(2)  SOURCE: LIPPER INC.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                                Principal
LONG-TERM MUNICIPAL INVESTMENTS--97.7%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--94.1%

Allegany County Industrial Development Agency,
  Civic Facility Revenue

   (Houghton College Civic Facility) 5.25%, 1/15/2018                                         2,750,000                2,554,557

Castle Rest Residential Health Care Facility, Health Care

   Revenue 5.60%, 8/1/2017 (Insured; FHA)                                                     1,700,000                1,724,565

Cohoes Industrial Development Agency, IDR

  (Norlite Corp. Project) 6.75%, 5/1/2009

   (LOC; Dresdner Bank) (Prerefunded 5/1/2002)                                                5,000,000  (a)           5,249,850

Erie County Industrial Development Agency, Life Care

  Community Revenue (Episcopal Church Home)

   5.875%, 2/1/2018                                                                          11,000,000                9,260,570

Erie County Tobacco Asset Securitization Corp., Tobacco

   Settlement Asset-Backed 6.50%, 7/15/2032                                                  12,000,000               12,150,240

Huntington Housing Authority, Senior Housing Facility

  Revenue (Gurwin Jewish Senior Residences)

   6%, 5/1/2039                                                                               3,750,000                3,063,787

Long Island Power Authority, Electric Power and Light

  System Revenue:

      5.125%, 4/1/2012 (Insured; MBIA)                                                        7,000,000                7,082,390

      5.25%, 12/1/2014 (Insured; FSA)                                                        13,000,000               13,317,850

Metropolitan Transportation Authority, Revenue:

  Commuter Facilities, Service Contract

      6%, 7/1/2016 (Insured; FGIC)                                                            9,000,000                9,483,570

   Transit Facilities, Service Contract:

      7.125%, 7/1/2009                                                                        5,000,000                5,268,750

      6.625%, 7/1/2014 (Prerefunded 7/1/2002)                                                 5,950,000  (a)           6,250,118

Monroe County Industrial Development Agency, Revenue

   (DePaul Community Facilities) 5.875%, 2/1/2028                                             1,000,000                  802,810

Municipal Assistance Corporation for City of New York

  Revenue:

      6%, 7/1/2005                                                                           13,000,000               13,807,690

      6.25%, 7/1/2008                                                                        14,455,000               15,903,969

New York City:

   5.555%, 2/1/2002                                                                           7,415,000  (b,c)         7,685,499

   7.50%, 2/1/2003                                                                            3,500,000                3,666,810

   5.755%, 2/1/2003                                                                           7,525,000  (b,c)         7,914,343

   5.20%, 8/1/2003                                                                              170,000                  173,101

   6.055%, 8/1/2003                                                                           4,920,000  (b,c)         5,277,684

   5.30%, 8/1/2004                                                                              170,000                  174,398

   6.375%, 8/1/2004                                                                           8,000,000                8,346,160

   6.50%, 3/15/2005                                                                          13,770,000               14,780,029

   5.45%, 8/1/2005                                                                              160,000                  165,816

   7.50%, 2/1/2006                                                                            2,900,000                3,036,010



                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED):

New York City (continued)

   5.75%, 2/1/2007 (Insured; AMBAC)                                                             305,000                  323,886

   6.94%, 2/1/2007                                                                            6,000,000  (b,c)         6,743,040

   6.25%, 2/15/2007                                                                           2,080,000                2,219,963

   6.25%, 2/15/2007 (Prerefunded 2/15/2005)                                                   3,295,000  (a)           3,546,804

   5.10%, Series A 8/1/2008                                                                     120,000                  122,472

   5.10%, Series B 8/1/2008                                                                     130,000                  132,678

   5.478%, Series A 8/1/2008                                                                  4,430,000  (b,c)         4,606,846

   5.478%, Series B 8/1/2008                                                                  7,300,000  (b,c)         7,591,416

   5.75%, 8/15/2008                                                                           5,000,000                5,188,100

   5.20%, 8/1/2009                                                                              120,000                  122,808

   5.375%, 8/1/2009 (Insured; FGIC)                                                           7,000,000                7,330,260

   6.25%, 8/1/2009                                                                            9,845,000               10,474,194

   5.678%, 8/1/2009                                                                           4,220,000  (b,c)         4,411,504

   6.50%, 8/15/2009                                                                          10,125,000               11,280,262

   5.25%, 8/1/2010                                                                              130,000                  133,128

   5.778%, 8/1/2010                                                                           8,105,000  (b,c)         8,483,503

   6.25%, 8/1/2010                                                                            9,400,000               10,000,754

   7%, 10/1/2010 (Prerefunded 10/1/2002)                                                      3,860,000  (a)           4,099,243

   5.50%, 11/15/2010                                                                            110,000                  114,601

   5.911%, 11/15/2010                                                                         5,940,000  (b,c)         6,311,072

   5.25%, 3/15/2011 (Insured; FSA)                                                            8,000,000                8,246,480

   3.65%, 8/1/2011                                                                           18,775,000               19,393,824

   6%, 8/1/2011                                                                               9,750,000               10,338,412

   5.75%, 8/15/2011                                                                           4,025,000                4,150,781

   5.75%, 8/15/2011 (Prerefunded 8/15/2003)                                                   4,845,000  (a)           5,082,744

   5.75%, 2/1/2012                                                                            3,000,000                3,120,210

   5.25%, 3/15/2012 (Insured; FSA)                                                            4,000,000                4,093,920

   6.375%, 8/15/2012                                                                         10,365,000               11,017,373

   5.25%, 8/1/2013 (Insured; FSA)                                                            15,000,000               15,202,200

   5.35%, 8/1/2013 (Insured; FGIC)                                                            2,910,000                2,972,158

   5.875%, 8/15/2013                                                                          4,550,000                4,758,754

   7%, 10/1/2013 (Prerefunded 10/1/2002)                                                      4,865,000  (a)           5,163,857

   7%, 10/1/2013                                                                                135,000                  142,518

   6%, 8/1/2014                                                                               2,250,000                2,364,188

   5.875%, 2/1/2016                                                                           2,500,000                2,575,925

   6%, 8/1/2017                                                                               3,000,000                3,123,030

   6%, 5/15/2018                                                                              4,475,000                4,690,247

   7%, 2/1/2020                                                                               5,930,000                6,164,769

   6%, 5/15/2020                                                                              3,500,000                3,660,440

   5%, 3/15/2021                                                                              3,125,000                2,897,312

   6%, 5/15/2021                                                                              2,500,000                2,614,600

   5.25%, 8/1/2021 (Insured; MBIA)                                                            4,000,000                3,898,800

   7.50%, 8/1/2021 (Prerefunded 8/1/2002)                                                     4,800,000  (a)           5,115,984

   5.50%, 5/15/2024                                                                          10,000,000                9,928,100

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED):

New York City (continued)

   5.875%, 8/1/2024 (Insured; MBIA)                                                          14,700,000               15,109,248

   5.125%, 8/1/2025                                                                           7,000,000                6,526,730

   6.125%, 8/1/2025                                                                          12,250,000               12,753,352

   6%, 10/15/2026                                                                             2,305,000                2,380,811

   5%, 5/15/2028 (Insured; MBIA)                                                              9,000,000                8,319,330

   5%, 3/15/2029 (Insured; FGIC)                                                              5,000,000                4,612,750

   5.125%, 5/15/2029 (Insured; MBIA)                                                         10,000,000                9,415,600

New York City Health and Hospital Corp., Health System

   Revenue 5.25%, 2/15/2017                                                                   2,800,000                2,663,332

New York City Industrial Development Agency:

  IDR:

    (Brooklyn Navy Yard Cogen Partners):

         6.20%, 10/1/2022                                                                     2,750,000                2,716,367

         5.65%, 10/1/2028                                                                    12,500,000               11,228,000

         5.75%, 10/1/2036                                                                     9,000,000                8,097,480

      (Field Hotel Association LP) 6%, 11/1/2028                                             13,525,000               11,525,599

   Special Facilities Revenue (1990 American Airlines Inc.

      Project) 5.40%, 7/1/2020                                                                9,000,000                7,984,260

New York City Municipal Water Finance Authority, Water

  and Sewer Systems Revenue:

      5.625%, 6/15/2011                                                                      14,800,000               15,198,564

      5.625%, 6/15/2019 (Insured; MBIA)                                                      17,335,000               17,523,258

      5.75%, 6/15/2029 (Insured; MBIA)                                                       11,000,000               11,184,580

New York City Transitional Finance Authority,

  Future Tax Secured Revenue:

      5.25%, 11/15/2011                                                                       5,000,000                5,147,950

      5.25%, 11/15/2012                                                                       5,000,000                5,110,950

      6%, 8/15/2016 (Insured; FGIC)                                                           5,000,000                5,328,700

      5.75%, 8/15/2019                                                                        5,000,000                5,150,700

      5.50%, 5/1/2025                                                                         4,725,000                4,709,029

State of New York:

   5.625%, 8/15/2009                                                                         15,000,000               15,663,750

   5.70%, 8/15/2011                                                                           4,500,000                4,687,695

   6.125%, 11/15/2011                                                                         3,130,000                3,267,626

   5.80%, 10/1/2013                                                                           4,715,000                4,924,959

   5.875%, 3/15/2014                                                                          3,000,000                3,117,810

   5.50%, 7/15/2016                                                                          11,165,000               11,313,271

New York State Dormitory Authority, Revenues:

   7.147%, 5/15/2011                                                                          9,950,000  (b,c)        11,505,583

   (City University Systems):

      5.25%, 7/1/2008 (Insured; FGIC)                                                           200,000                  207,266


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED):

New York State Dormitory Authority, Revenues (continued):

   (City University Systems) (continued):
5.874%, 7/1/2008 (Insured; FGIC)                                                              4,900,000  (b,c)         5,249,664

      6.074%, 7/1/2008 (Insured; FGIC)                                                        3,950,000  (b,c)         4,289,147

      5.35%, 7/1/2009 (Insured; FGIC)                                                           200,000                  208,730

      5.50%, 7/1/2016 (Insured; AMBAC)                                                       24,000,000               24,362,880

      5.625%, 7/1/2016 (Insured; FGIC)                                                        9,120,000                9,635,189

      5.50%, 7/1/2019 (Insured; FSA)                                                         10,000,000               10,083,300

   Health, Hospital and Nursing Home:

      (Center for Nursing) 5.45%, 8/1/2017                                                    2,110,000                2,123,863

      (Frances Schervier Home)

         5.50%, 7/1/2017 (Insured; AGIC)                                                      3,900,000                3,876,756

      (Interfaith Medical Center):

         5.375%, 2/15/2013                                                                    4,580,000                4,639,357

         5.375%, 2/15/2015                                                                    4,165,000                4,179,661

      (Memorial Sloan Kettering Cancer Center)

         5.75%, 7/1/2020 (Insured; MBIA)                                                      3,000,000                3,172,560

      (Menorah Campus):

         5.95%, 2/1/2017 (Insured; FHA)                                                       3,000,000                3,122,250

         6.10%, 2/1/2037 (Insured; FHA)                                                       8,300,000                8,646,691

      (Miriam Osborne Memorial Home)

         6.875%, 7/1/2025 (Insured; ACA)                                                      6,105,000                6,788,882

      (North Shore University Hospital at Forest Hills)

         5.50%, 11/1/2013 (Insured; MBIA)                                                     2,625,000                2,765,332

   (New York Medical College)

      6.875%, 7/1/2021 (Insured; FGIC)                                                       19,310,000               20,429,208

   (New York University)

      5.75%, 7/1/2027 (Insured; MBIA)                                                        14,750,000               15,559,480

   (Special Act School Districts Program)

      5.25%, 7/1/2013 (Insured; FSA)                                                          2,750,000                2,793,422

   (State University Educational Facilities):

      5.875%, 5/15/2011                                                                         100,000                  108,072

      7.50%, 5/15/2011                                                                        3,750,000                4,367,662

      5.50%, 5/15/2013                                                                          100,000                  104,262

      5.50%, 5/15/2013 (Insured; FGIC)                                                        6,035,000                6,349,363

      6.534%, 5/15/2013 (Insured; MBIA)                                                       6,450,000  (b,c)         6,999,863

      Series B 5.75%, 5/15/2016 (Insured; FSA)                                                2,000,000                2,100,500

      Series C 5.75%, 5/15/2016 (Insured; FSA)                                                4,000,000                4,282,280

New York State Energy Research and Development

  Authority:

    Electric Facilities Revenue:

         (Consolidated Edison Co. Project)

            7.125%, 12/1/2029                                                                13,000,000               14,015,040

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED):

New York State Energy Research and Development

  Authority (continued):

    Electric Facilities Revenue (continued):

         (Long Island Lighting Company Project):

            7.15%, 9/1/2019                                                                   8,930,000                9,441,689

            6.90%, 8/1/2022                                                                   1,715,000                1,804,489

            6.90%, 8/1/2022 (Prerefunded 1/21/2003)                                           1,295,000  (a)           1,378,955

            7.15%, 2/1/2022 (Prerefunded 6/15/2002)                                           5,000,000  (a)           5,291,900

            5.30%, 8/1/2025                                                                   5,200,000                4,857,424

      PCR (Central Hudson Gas)

         5.45%, 8/1/2027 (Insured; AMBAC)                                                     9,000,000                8,922,960

New York State Environmental Facilities Corp.,

  State Water Pollution Control Revolving

  Fund Revenue (New York City Municipal

  Water Finance Authority Project)

   6.875%, 6/15/2010 (Prerefunded 6/15/2001)                                                 10,800,000  (a)          11,162,988

New York State Housing Finance Agency, Revenue:

   Health Facilities 6%, 5/1/2008                                                                10,000                   10,552

   Housing Projects 6.10%, 11/1/2015 (Insured; FSA)                                          13,120,000               13,668,154

   Multi-Family Housing Secured Mortgage

      7.544%, 5/1/2008 (Guaranteed; SONYMA)                                                   4,995,000  (b,c)         5,536,958

   Service Contract Obligation

      5.375%, 9/15/2011 (Insured; MBIA)                                                       6,770,000                6,901,000

New York State Local Government Assistance Corp.

   6%, 4/1/2024                                                                               6,905,000                7,133,556

New York State Medical Care Facilities Finance Agency, Revenue:

  FHA Insured Mortgage:

    (Montefiore Medical Center)

         5.75%, 2/15/2015 (Insured; AMBAC)                                                    8,750,000                9,013,463

      (New York Hospital)

         6.50%, 8/15/2029 (Insured; AMBAC)                                                   12,000,000               13,157,400

   Hospital and Nursing Home FHA Insured Mortgage:

      6.45%, 2/15/2009

         (Prerefunded 2/15/2003) (Insured; FHA)                                               5,645,000  (a)           5,980,708

      6.125%, 2/15/2015                                                                      13,270,000               13,903,643

      (Saint Luke's and Waterfront Nursing Homes)

         6.85%, 2/15/2012 (Insured; FHA)                                                      5,190,000                5,406,267

   Insured Long Term Health Care

      6.45%, 11/1/2010 (Insured; FSA)                                                        10,875,000               11,431,148

   Mental Health Services 6%, 2/15/2025

      (Insured; MBIA) (Prerefunded 2/15/2005)                                                 8,710,000  (a)           9,384,415



                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED):

New York State Mortgage Agency, Homeowner Mortgage,

  Revenue:

      5.10%, 10/1/2007                                                                          150,000                  151,941

      5.665%, 10/1/2007                                                                         860,000  (b,c)           882,257

      5.40%, 10/1/2010                                                                          160,000                  163,899

      6.265%, 10/1/2010                                                                       1,380,000  (b,c)         1,447,289

      5.55%, 10/1/2012                                                                          190,000                  194,127

      6.565%, 10/1/2012                                                                       2,405,000  (b,c)         2,509,473

      5.85%, 4/1/2017                                                                         7,000,000                7,175,000

      6%, 4/1/2017                                                                            6,000,000                6,173,700

      6.60%, 10/1/2019                                                                            5,000                    5,182

      8.59%, 10/1/2019                                                                        5,340,000  (b,c)         5,728,966

      6%, 10/1/2022                                                                           5,000,000                5,086,100

      6.20%, 10/1/2026                                                                          100,000                  102,353

      7.865%, 10/1/2026                                                                      14,000,000  (b,c)        14,658,840

      5.80%, 10/1/2028                                                                        8,970,000                9,011,800

      5.85%, 10/1/2028                                                                        9,900,000                9,945,837

      5.40%, 4/1/2029                                                                        10,000,000                9,456,600

      5.875%, 4/1/2030                                                                        7,000,000                7,026,810

New York State Power Authority, Revenue and General

   Purpose 6.625%, 1/1/2012 (Prerefunded 1/1/2002)                                            6,490,000  (a)           6,778,805

New York State Thruway Authority, Service Contract

  Revenue (Local Highway and Bridge):

      5.50%, 4/1/2004                                                                           250,000                  257,298

      6.318%, 4/1/2004                                                                        3,875,000  (b,c)         4,101,223

      5%, 4/1/2006                                                                              250,000                  254,138

      5.318%, 4/1/2006                                                                       10,660,000  (b,c)        11,002,612

      5.25%, 4/1/2010                                                                        10,000,000                10,212,500

      6%, 4/1/2011                                                                            5,000,000                 5,328,300

      6%, 4/1/2012                                                                            6,195,000                 6,571,408

      5.75%, 4/1/2013 (Insured; MBIA)                                                         7,185,000                 7,610,208

      5.75%, 4/1/2016 (Insured; MBIA)                                                        35,950,000                37,195,668

New York State Urban Development Corp.:

  Correctional Capital Facilities

      5.625%, 1/1/2017 (Insured; FSA)                                                         5,865,000                 5,974,324

   Local or Guaranteed Housing

      5.50%, 7/1/2016 (Insured; FHA)                                                         13,250,000                13,466,903

   State Facilities 5.70%, 4/1/2020 (Insured; MBIA)                                          20,000,000                21,021,000

Niagara Frontier Transportation Authority, Airport Revenue

  (Buffalo Niagara International Airport)

   5.625%, 4/1/2029 (Insured; MBIA)                                                           1,150,000                 1,140,237

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED):

Orange County Industrial Development Agency,

  Life Care Community Revenue

   (Glen Arden Inc. Project) 5.70%, 1/1/2028                                                  4,600,000                 3,597,798

Port Authority of New York and New Jersey:

   (Consolidated Bond 93rd Series) 6.125%, 6/1/2094                                          15,000,000                16,322,250

   (Consolidated Bond 99th Series):

      5.90%, 11/1/2012 (Insured; FGIC)                                                        6,840,000                 7,144,106

      6%, 11/1/2013 (Insured; FGIC)                                                           5,810,000                 6,078,364

   (Consolidated Bond 112th Series)

      5.25%, 12/1/2012 (Insured; FGIC)                                                        6,455,000                 6,534,719

   (Consolidated Bond 118th Series):

      5.20%, 9/15/2012 (Insured; FGIC)                                                        6,750,000                 6,877,170

      5.25%, 9/15/2013 (Insured; FGIC)                                                        6,750,000                 6,863,805

   Special Obligation Revenue

      (JFK International Air Terminal-6):

         6.25%, 12/1/2013 (Insured; MBIA)                                                     6,000,000                 6,701,580

         6.25%, 12/1/2014 (Insured; MBIA)                                                    10,000,000                11,178,200

         5.75%, 12/1/2022 (Insured; MBIA)                                                    24,000,000                24,549,840

Scotia Housing Authority, Housing Revenue

  (Coburg Village Inc. Project):

      6.10%, 7/1/2018                                                                         1,400,000                 1,207,696

      6.15%, 7/1/2028                                                                         3,880,000                 3,241,701

      6.20%, 7/1/2038                                                                        13,000,000                10,708,490

Suffolk County Industrial Development Agency:

  IDR (Nissequogue Cogen Partners Facility):

      5.30%, 1/1/2013                                                                         2,250,000                 2,015,775

      5.50%, 1/1/2023                                                                         3,500,000                 2,962,330

   Solid Waste Disposal Facilities Revenue,

      (Ogden Martin Systems):

         5.75%, 10/1/2006 (Insured; AMBAC)                                                       25,000                   26,423

         6.97%, 10/1/2006 (Insured; AMBAC)                                                    4,925,000  (b,c)         5,485,416

Tompkins County Industrial Development Agency, Civic

  Facility Revenue (Ithacare Center Project)

   6.20%, 2/1/2037 (Insured; FHA)                                                             6,000,000                6,303,060

Triborough Bridge and Tunnel Authority,

  General Purpose Revenues:

      5%, 1/1/2014                                                                            5,000,000                4,997,400

      5.30%, 1/1/2017                                                                         9,185,000                9,159,925

      5.375%, 1/1/2019                                                                        5,400,000                5,368,842

      5.50%, 1/1/2030                                                                        10,540,000               10,456,312

TSASC, Inc., Tobacco Flexible Amortization Bonds

   6.375%, 7/15/2039                                                                         11,000,000               10,967,550


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED):

United Nations Development Corporation, Revenue

  Senior Lien:

      5.10%, 7/1/2008                                                                         2,810,000                2,810,056

      5.20%, 7/1/2009                                                                         3,200,000                3,200,192

Watervliet Housing Authority, Residential Housing

  Revenue (Beltrone Living Center Project):

      6%, 6/1/2028                                                                            1,800,000                1,558,188

      6.125%, 6/1/2038                                                                        6,800,000                5,802,576

Yonkers Industrial Development Agency, Civic Facilities

  Revenue (Saint Joseph's Hospital):

      6.15%, Series A 3/1/2015                                                                1,000,000                  880,020

      6.15%, Series C 3/1/2015                                                                3,500,000                3,080,070

U.S. RELATED--3.6%

Children's Trust Fund of Puerto Rico, Revenue

   5.75%, 7/1/2014                                                                            2,905,000                2,987,822

Commonwealth of Puerto Rico, Public Improvement:

   5.50%, 7/1/2010 (Insured; FSA)                                                               500,000                  539,980

   6.721%, 7/1/2010 (Insured; FSA)                                                            4,800,000  (b,c)         5,567,568

   Zero Coupon, 7/1/2015 (Insured; MBIA)                                                      5,000,000                2,346,600

   6%, 7/1/2015 (Insured; MBIA)                                                               3,000,000                3,345,900

   6%, 7/1/2026                                                                               5,000,000                5,534,950

Puerto Rico Highway and Transportation Authority,

  Highway Revenue:

      6.625%, 7/1/2018 (Prerefunded 7/1/2002)                                                 5,000,000  (a)           5,268,800

      6%, 7/1/2022                                                                            9,500,000               10,408,865

      5%, 7/1/2036                                                                            8,500,000                7,876,270

Puerto Rico Public Buildings Authority, Public

  Education and Health Facilities, Lease Revenue

  5.75%, 7/1/2015

   (Guaranteed; Commonwealth of Puerto Rico)                                                  4,250,000                4,378,095

Virgin Islands Port Authority, Airport Revenue

   4.20%, 9/1/2002                                                                            2,720,000                2,674,059
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

   (cost $1,342,732,693)                                                                          97.7%            1,380,752,920

CASH AND RECEIVABLES (NET)                                                                         2.3%               32,502,616

NET ASSETS                                                                                       100.0%            1,413,255,536

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

ACA                  American Capital Access
AGIC                 Asset Guaranty Insurance
                         Company
AMBAC                American Municipal Bond
                         Assurance Corporation
FGIC                 Financial Guaranty
                         Insurance Company
FHA                  Federal Housing Administration
FSA                  Financial Security Assurance
IDR                  Industrial Development Revenue
LOC                  Letter of Credit
MBIA                 Municipal Bond Investors Assurance
                         Insurance Corporation
PCR                  Pollution Control Revenue
SONYMA               State of New York Mortgage
                         Association

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              43.9
AA                               Aa                              AA                                               18.0
A                                A                               A                                                26.8
BBB                              Baa                             BBB                                               3.6
Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                     7.7

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(B)  INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
     PERIODICALLY.

(C)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30,
     2000, THESE SECURITIES AMOUNTED TO $143,989,766 OR 10.2% OF NET ASSETS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

November 30, 2000 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,342,732,693  1,380,752,920

Interest receivable                                                  23,447,167

Receivable for investment securities sold                            14,760,203

Receivable for shares of Common Stock subscribed                         25,645

Prepaid expenses                                                          7,746

                                                                  1,418,993,681
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           718,844

Cash overdraft due to Custodian                                       4,816,300

Accrued expenses                                                        203,001

                                                                      5,738,145
--------------------------------------------------------------------------------

NET ASSETS ($)                                                     1,413,255,536
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    1,379,151,691

Accumulated net realized gain (loss) on investments                 (3,916,382)

Accumulated net unrealized appreciation (depreciation)

   on investments--Note 4                                           38,020,227
--------------------------------------------------------------------------------

NET ASSETS ($)                                                   1,413,255,536
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)      96,711,352

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)
                                                                          14.61

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF OPERATIONS

Six Months Ended November 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     40,042,284

EXPENSES:

Management fee--Note 3(a)                                            4,232,839

Shareholder servicing costs--Note 3(b)                               1,543,605

Custodian fees                                                          44,148

Directors' fees and expenses--Note 3(c)                                 24,570

Professional fees                                                       24,403

Prospectus and shareholders' reports                                    18,540

Registration fees                                                        9,244

Loan commitment fees--Note 2                                             5,720

Miscellaneous                                                           15,835

TOTAL EXPENSES                                                       5,918,904

Less--reduction in management fee due to

   undertaking--Note 3(a)                                            (622,135)

NET EXPENSES                                                         5,296,769

INVESTMENT INCOME--NET                                              34,745,515
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              2,830,902

Net unrealized appreciation (depreciation) on investments           54,614,524

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              57,445,426

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                92,190,941

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                        November 30, 2000          Year Ended
                                              (Unaudited)        May 31, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         34,745,515          73,674,915

Net realized gain (loss) on investments         2,830,902         (3,174,980)

Net unrealized appreciation (depreciation)
      on investments                           54,614,524       (110,965,650)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   92,190,941        (40,465,715)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (34,745,515)         (74,304,451)

Net realized gain on investments                     --           (13,749,867)

TOTAL DIVIDENDS                              (34,745,515)         (88,054,318)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  45,742,382         189,109,474

Dividends reinvested                           24,467,239          62,838,234

Cost of shares redeemed                     (102,351,525)        (337,588,572)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           (32,141,904)         (85,640,864)

TOTAL INCREASE (DECREASE) IN NET ASSETS        25,303,522        (214,160,897)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,387,952,014        1,602,112,911

END OF PERIOD                               1,413,255,536        1,387,952,014
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     3,158,186           13,148,702

Shares issued for dividends reinvested          1,684,780            4,371,679

Shares redeemed                               (7,080,902)         (23,464,596)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING (2,237,936)          (5,944,215)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                 Six Months Ended
                                November 30, 2000                                            Year Ended May 31,
                                                               ---------------------------------------------------------------------
                                       (Unaudited)             2000            1999            1998            1997            1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                       14.03            15.27           15.47           14.97           14.64           15.19

Investment Operations:

Investment income--net                         .36              .72             .74             .75             .76             .79

Net realized and unrealized

   gain (loss) on investments                  .58           (1.10)           (.06)             .63             .41           (.51)

Total from Investment
   Operations                                  .94            (.38)            .68             1.38            1.17             .28

Distributions:

Dividends from investment
   income--net                               (.36)            (.73)           (.74)           (.74)           (.76)           (.79)

Dividends from net realized
   gain on investments                          --            (.13)           (.14)           (.14)           (.08)           (.04)

Total Distributions                          (.36)            (.86)           (.88)           (.88)           (.84)           (.83)

Net asset value,
   end of period                             14.61            14.03           15.27           15.47           14.97           14.64
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                          13.42(a)           (2.44)            4.47            9.36            8.14            1.84
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                       .75(a)              .75             .75             .73             .74             .71

Ratio of net investment income

   to average net assets                   4.92(a)             5.02            4.77            4.86            5.10            5.24

Decrease reflected in above
   expense ratios due
   to undertakings by
   The Dreyfus Corporation                  .09(a)              .05             .01          .00(b)             --              --

Portfolio Turnover Rate                   12.48(c)            37.67           20.77           35.76           74.46           81.93
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                           1,413,256        1,387,952       1,602,113       1,672,193       1,702,686       1,698,678

(A) ANNUALIZED.

(B) AMOUNT REPRESENTS LESS THAN .01%.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 (the "Act"), as a non-diversified, open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation ("the Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service ("Service" ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of
the    Facility.    Interest    is    charged    to

the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, interest on borrowings, brokerage commissions, commitment fees and extraordinary expenses, exceed 11_2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken, from June 1, 2000 through November 30, 2000 to reduce the management fee paid by the fund, to the extent that the fund' s aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .75 of 1% of the value of the fund' s average daily net assets. The reduction in management fee, pursuant to the undertaking amounted to $622,135 during the period ended November 30, 2000.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2000, the fund was charged $1,234,936
pursuant    to    the    Shareholder    Services    Plan.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2000, the fund was charged $206,541 pursuant to the transfer agency agreement.

(c) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

(d) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund' s exchange privilege. During the period ended November 30, 2000, redemption fees charged and retained by the fund amounted to $324.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2000, amounted to
$171,539,926    and    $172,733,261,    respectively.

At November 30, 2000, accumulated net unrealized appreciation on investments was
$38,020,227,   consisting  of  $53,884,066  gross  unrealized  appreciation  and
$15,863,839 gross unrealized depreciation.

At November 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTES

                        For More Information

                        Dreyfus New York Tax Exempt Bond Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  980SA0011